Investments Accounted for Using the Equity Method - Summary of Aggregate Information of Associates that are Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of associates and joint ventures [line items]
Net profit (loss)	$ 18,268,565	$ 610,784	$ 27,424,309	$ 24,497,060
Other comprehensive income (loss)	(4,370,611)	(146,126)	(852,632)	(4,637,933)
Total comprehensive income (loss)	13,897,954	464,658	26,571,677	19,859,127
Associates that are not individually material [member]
Disclosure of associates and joint ventures [line items]
Net profit (loss)	321,413	10,746	147,535	(190,532)
Other comprehensive income (loss)	1,401,453	46,856	(613,471)	59,676
Total comprehensive income (loss)	$ 1,722,866	$ 57,602	$ (465,936)	$ (130,856)